MINERAL PROPERTIES (Details 2) (USD $)	27 Months Ended								1 Months Ended	9 Months Ended				1 Months Ended								9 Months Ended
	Jun. 30, 2014	Sep. 30, 2013 mi	Dec. 31, 2012	Apr. 05, 2012	Mar. 31, 2012	Feb. 29, 2012	Dec. 31, 2011	Dec. 31, 2008	Sep. 30, 2013 Wolf Pack Gold (Nevada) Corp acre item	Sep. 30, 2013 Newmont USA Ltd.	Sep. 30, 2013 Newmont USA Ltd. 2006 Mineral Lease and Sublease item acre	Sep. 30, 2013 Newmont USA Ltd. 1994 Mining Lease acre	Sep. 30, 2013 Newmont USA Ltd. 1999 Mining Lease acre	Sep. 30, 2013 Minimum Wolf Pack Gold (Nevada) Corp	Sep. 30, 2013 Minimum Wolf Pack Gold (Nevada) Corp Till September 2023	Sep. 30, 2013 Minimum Wolf Pack Gold (Nevada) Corp After September 2023	Sep. 30, 2013 Minimum Wolf Pack Gold (Nevada) Corp September 2028	Sep. 30, 2013 Minimum Wolf Pack Gold (Nevada) Corp September 2033	Sep. 30, 2013 Minimum Newmont USA Ltd. 2006 Mineral Lease and Sublease	Sep. 30, 2013 Maximum Newmont USA Ltd. 2006 Mineral Lease and Sublease	Sep. 30, 2013 Relief Canyon Mine item	Sep. 30, 2013 Pershing Pass Property acre item	Sep. 30, 2013 Pershing Pass Property Maximum	Sep. 30, 2013 Victoria Gold item acre	Apr. 05, 2012 Victoria Gold acre item	Sep. 30, 2013 Silver Scott Mines item acre
Distance of Relief Canyon properties from Reno, Nevada		100
Unpatented Lode Mining Claims Owned					84	283		489			155										164			283	283	490
Unpatented Millsites owned					118																120
Number of open pit mines																					3
Number of cells included in heap leach pads																					6
Number of solution ponds																					2
Number of carbon columns included in ADR																					4
Net Smelter Return Royalty Percentage				2.00%						2.00%									3.00%	5.00%	2.00%			2.00%	2.00%
Unpatented mining claims owned, acquired from a third party																						17
Net smelter return royalty percentage on unpatented mining claims acquired from a third party																						2.00%
Unpatented mining claims owned that the Company located during mid 2012																						17
Private lands leased (in acres)																						635
Primary term of the lease									10 years													10 years
Royalty percentage on all metals produced other than gold																						2.00%
Royalty percentage on gold if gold prices are less than $500 per ounce																						2.00%
Gold price (per ounce)																						$ 500
Royalty percentage on gold if gold prices are over $1,500 per ounce																						3.50%
Gold price (per ounce)																						1,500
Royalty percentage on gold production that the entity can repurchase																							3.00%
Rate at which the entity can repurchase royalty percentage of gold																						600,000
Each royalty percentage that the company can repurchase at specified rate																						1.00%
Unpatented mining claims owned									19		62
Royalty percentage on precious metals									1.00%
Royalty percentage on all other materials excluding precious metals									0.50%
Advance royalty required to pay prior to production														10,000
Advance royalty required to pay per year															10,000	12,500	15,000	20,000
Number of unpatented mining claims that can be acquired by the Company if purchase option is exercised									19
Purchase price for acquisition of unpatented mining claims									250,000
Acres of Property				13,300				9,700	400		2,800											12,000		5,660	13,300	9,700
Area of properties held under leases and subleases																						600			8,900
Unpatented mining claims owned on which royalty owed to Victoria Gold																						700			221
Reclamation bond deposit		4,645,533	4,645,533				4,557,629
Adjustment to the carrying value of mineral rights		0
Acres of privately-owned fee minerals leased (in acres)											4,900
Amount required to be spent in exploration expenses in 2013											1,000,000
Amount required to be spent in exploration expenses per year											500,000
Rental payment per acre per year											10
Increase in rental payments per year (as a percent)	5.00%										5.00%
Amount of annual rent payable if the Company elects not to or fails to incur minimum specific amount in exploration expenditures											100,000
Additional direct drilling expenditures required in 2016 in order to avoid the annual rental payment requirement											500,000
Minimum monthly average gold price for which 5% net smelter royalty would apply (per ounce)										$ 400
Net smelter return royalty percentage on specified acres of leased properties (in acres)												2.50%	3.50%
Acres of leased property on which royalty percentage apply (in acres)												800	495